Schedule III Real Estate Assets and Accumulated Depreciation and Amortization - Schedule of Properties (FY) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate [Line Items]
Encumbrances	$ 176,948,438
Land	65,681,176
Buildings & Improvements	289,524,113
Total	355,205,289
Costs Capitalized Subsequent to Acquisition	6,665,416
Land	65,358,321
Buildings & Improvements	296,189,529
Total	361,547,850	$ 423,947,488	$ 235,212,009
Accumulated Depreciation and Amortization	(32,091,211)	$ (20,411,794)	$ (10,563,664)
Net	329,456,639
Accredo Health
Real Estate [Line Items]
Encumbrances	8,538,000
Land	1,706,641
Buildings & Improvements	9,003,859
Total	10,710,500
Costs Capitalized Subsequent to Acquisition	414,698
Land	1,706,641
Buildings & Improvements	9,418,557
Total	11,125,198
Accumulated Depreciation and Amortization	(2,221,380)
Net	8,903,818
Dollar General
Real Estate [Line Items]
Encumbrances	622,884
Land	293,912
Buildings & Improvements	1,104,202
Total	1,398,114
Costs Capitalized Subsequent to Acquisition	0
Land	293,912
Buildings & Improvements	1,104,202
Total	1,398,114
Accumulated Depreciation and Amortization	(166,006)
Net	1,232,108
Dollar General
Real Estate [Line Items]
Encumbrances	627,992
Land	212,036
Buildings & Improvements	1,472,393
Total	1,684,429
Costs Capitalized Subsequent to Acquisition	0
Land	212,036
Buildings & Improvements	1,472,393
Total	1,684,429
Accumulated Depreciation and Amortization	(212,451)
Net	1,471,978
Dollar General
Real Estate [Line Items]
Encumbrances	627,992
Land	217,912
Buildings & Improvements	1,088,678
Total	1,306,590
Costs Capitalized Subsequent to Acquisition	0
Land	217,912
Buildings & Improvements	1,088,678
Total	1,306,590
Accumulated Depreciation and Amortization	(159,501)
Net	1,147,089
Dollar General
Real Estate [Line Items]
Encumbrances	622,884
Land	283,578
Buildings & Improvements	1,002,457
Total	1,286,035
Costs Capitalized Subsequent to Acquisition	0
Land	283,578
Buildings & Improvements	1,002,457
Total	1,286,035
Accumulated Depreciation and Amortization	(152,925)
Net	1,133,110
Dollar General
Real Estate [Line Items]
Encumbrances	622,884
Land	176,515
Buildings & Improvements	1,037,214
Total	1,213,729
Costs Capitalized Subsequent to Acquisition	0
Land	176,515
Buildings & Improvements	1,037,214
Total	1,213,729
Accumulated Depreciation and Amortization	(156,949)
Net	1,056,780
Dollar General
Real Estate [Line Items]
Encumbrances	622,884
Land	154,676
Buildings & Improvements	1,033,818
Total	1,188,494
Costs Capitalized Subsequent to Acquisition	0
Land	154,676
Buildings & Improvements	1,033,818
Total	1,188,494
Accumulated Depreciation and Amortization	(152,492)
Net	1,036,002
Dana
Real Estate [Line Items]
Encumbrances	4,466,865
Land	1,290,863
Buildings & Improvements	8,312,917
Total	9,603,780
Costs Capitalized Subsequent to Acquisition	(1,946,609)
Land	968,007
Buildings & Improvements	6,366,308
Total	7,334,315
Accumulated Depreciation and Amortization	(1,835,800)
Net	5,498,515
Northrop Grumman | Office
Real Estate [Line Items]
Encumbrances	5,518,589
Land	1,191,024
Buildings & Improvements	12,533,166
Total	13,724,190
Costs Capitalized Subsequent to Acquisition	0
Land	1,191,024
Buildings & Improvements	12,533,166
Total	13,724,190
Accumulated Depreciation and Amortization	(2,968,985)
Net	10,755,205
exp US Services
Real Estate [Line Items]
Encumbrances	3,321,931
Land	785,801
Buildings & Improvements	5,522,567
Total	6,308,368
Costs Capitalized Subsequent to Acquisition	136,548
Land	785,801
Buildings & Improvements	5,659,115
Total	6,444,916
Accumulated Depreciation and Amortization	(833,278)
Net	5,611,638
Wyndham
Real Estate [Line Items]
Encumbrances	5,607,000
Land	4,144,069
Buildings & Improvements	5,972,433
Total	10,116,502
Costs Capitalized Subsequent to Acquisition	959,213
Land	4,144,069
Buildings & Improvements	6,931,646
Total	11,075,715
Accumulated Depreciation and Amortization	(1,170,222)
Net	9,905,493
Williams-Sonoma
Real Estate [Line Items]
Encumbrances	4,438,200
Land	3,546,744
Buildings & Improvements	4,028,821
Total	7,575,565
Costs Capitalized Subsequent to Acquisition	1,054,532
Land	3,546,745
Buildings & Improvements	5,083,353
Total	8,630,098
Accumulated Depreciation and Amortization	(1,058,455)
Net	7,571,643
Omnicare
Real Estate [Line Items]
Encumbrances	4,193,171
Land	800,772
Buildings & Improvements	6,523,599
Total	7,324,371
Costs Capitalized Subsequent to Acquisition	219,818
Land	800,772
Buildings & Improvements	6,743,417
Total	7,544,189
Accumulated Depreciation and Amortization	(832,474)
Net	6,711,715
EMCOR
Real Estate [Line Items]
Encumbrances	2,811,539
Land	427,589
Buildings & Improvements	5,996,509
Total	6,424,098
Costs Capitalized Subsequent to Acquisition	0
Land	427,589
Buildings & Improvements	5,996,509
Total	6,424,098
Accumulated Depreciation and Amortization	(604,163)
Net	5,819,935
Husqvarna
Real Estate [Line Items]
Encumbrances	6,379,182
Land	974,663
Buildings & Improvements	11,879,485
Total	12,854,148
Costs Capitalized Subsequent to Acquisition	0
Land	974,663
Buildings & Improvements	11,879,485
Total	12,854,148
Accumulated Depreciation and Amortization	(1,113,651)
Net	11,740,497
AvAir
Real Estate [Line Items]
Encumbrances	19,950,000
Land	3,493,673
Buildings & Improvements	23,864,227
Total	27,357,900
Costs Capitalized Subsequent to Acquisition	0
Land	3,493,673
Buildings & Improvements	23,864,227
Total	27,357,900
Accumulated Depreciation and Amortization	(2,111,134)
Net	25,246,766
3M
Real Estate [Line Items]
Encumbrances	8,166,000
Land	758,780
Buildings & Improvements	16,360,400
Total	17,119,180
Costs Capitalized Subsequent to Acquisition	0
Land	758,780
Buildings & Improvements	16,360,400
Total	17,119,180
Accumulated Depreciation and Amortization	(3,476,588)
Net	13,642,592
Cummins
Real Estate [Line Items]
Encumbrances	8,332,200
Land	3,347,960
Buildings & Improvements	12,654,529
Total	16,002,489
Costs Capitalized Subsequent to Acquisition	0
Land	3,347,960
Buildings & Improvements	12,654,529
Total	16,002,489
Accumulated Depreciation and Amortization	(2,151,938)
Net	13,850,551
Northrop Grumman Parcel | Land
Real Estate [Line Items]
Encumbrances	0
Land	329,410
Buildings & Improvements	0
Total	329,410
Costs Capitalized Subsequent to Acquisition	0
Land	329,410
Buildings & Improvements	0
Total	329,410
Accumulated Depreciation and Amortization	0
Net	329,410
Texas Health
Real Estate [Line Items]
Encumbrances	4,363,203
Land	1,827,914
Buildings & Improvements	5,862,010
Total	7,689,924
Costs Capitalized Subsequent to Acquisition	0
Land	1,827,914
Buildings & Improvements	5,862,010
Total	7,689,924
Accumulated Depreciation and Amortization	(681,341)
Net	7,008,583
Bon Secours
Real Estate [Line Items]
Encumbrances	5,180,552
Land	1,658,659
Buildings & Improvements	9,184,248
Total	10,842,907
Costs Capitalized Subsequent to Acquisition	346,200
Land	1,658,659
Buildings & Improvements	9,530,448
Total	11,189,107
Accumulated Depreciation and Amortization	(978,335)
Net	10,210,772
Costco
Real Estate [Line Items]
Encumbrances	18,850,000
Land	8,202,915
Buildings & Improvements	21,825,853
Total	30,028,768
Costs Capitalized Subsequent to Acquisition	67,165
Land	8,202,915
Buildings & Improvements	21,893,018
Total	30,095,933
Accumulated Depreciation and Amortization	(2,654,329)
Net	27,441,604
Taylor Fresh Foods
Real Estate [Line Items]
Encumbrances	12,350,000
Land	4,312,016
Buildings & Improvements	32,776,370
Total	37,088,386
Costs Capitalized Subsequent to Acquisition	0
Land	4,312,016
Buildings & Improvements	32,776,370
Total	37,088,386
Accumulated Depreciation and Amortization	(1,597,022)
Net	35,491,364
Levins
Real Estate [Line Items]
Encumbrances	2,032,332
Land	1,404,863
Buildings & Improvements	3,204,715
Total	4,609,578
Costs Capitalized Subsequent to Acquisition	41,739
Land	1,404,863
Buildings & Improvements	3,246,454
Total	4,651,317
Accumulated Depreciation and Amortization	(220,609)
Net	4,430,708
Dollar General
Real Estate [Line Items]
Encumbrances	2,268,922
Land	1,099,458
Buildings & Improvements	3,824,688
Total	4,924,146
Costs Capitalized Subsequent to Acquisition	237,198
Land	1,099,458
Buildings & Improvements	4,061,886
Total	5,161,344
Accumulated Depreciation and Amortization	(147,132)
Net	5,014,212
PMI Preclinical
Real Estate [Line Items]
Encumbrances	4,020,418
Land	4,774,497
Buildings & Improvements	5,243,803
Total	10,018,300
Costs Capitalized Subsequent to Acquisition	62,099
Land	4,774,497
Buildings & Improvements	5,305,902
Total	10,080,399
Accumulated Depreciation and Amortization	(204,321)
Net	9,876,078
GSA (MSHA)
Real Estate [Line Items]
Encumbrances	1,752,092
Land	399,062
Buildings & Improvements	2,869,790
Total	3,268,852
Costs Capitalized Subsequent to Acquisition	86,531
Land	399,062
Buildings & Improvements	2,956,321
Total	3,355,383
Accumulated Depreciation and Amortization	(138,515)
Net	3,216,868
PreK Education
Real Estate [Line Items]
Encumbrances	5,037,846
Land	963,044
Buildings & Improvements	11,411,964
Total	12,375,008
Costs Capitalized Subsequent to Acquisition	520,206
Land	963,044
Buildings & Improvements	11,932,170
Total	12,895,214
Accumulated Depreciation and Amortization	(599,428)
Net	12,295,786
Dollar Tree
Real Estate [Line Items]
Encumbrances	0
Land	159,829
Buildings & Improvements	1,020,053
Total	1,179,882
Costs Capitalized Subsequent to Acquisition	213,783
Land	159,829
Buildings & Improvements	1,233,836
Total	1,393,665
Accumulated Depreciation and Amortization	(70,911)
Net	1,322,754
Solar Turbines
Real Estate [Line Items]
Encumbrances	2,777,552
Land	2,483,960
Buildings & Improvements	4,722,578
Total	7,206,538
Costs Capitalized Subsequent to Acquisition	210,729
Land	2,483,960
Buildings & Improvements	4,933,307
Total	7,417,267
Accumulated Depreciation and Amortization	(338,232)
Net	7,079,035
Wood Group
Real Estate [Line Items]
Encumbrances	3,397,371
Land	3,461,256
Buildings & Improvements	6,662,918
Total	10,124,174
Costs Capitalized Subsequent to Acquisition	73,339
Land	3,461,256
Buildings & Improvements	6,736,257
Total	10,197,513
Accumulated Depreciation and Amortization	(565,017)
Net	9,632,496
ITW Rippey
Real Estate [Line Items]
Encumbrances	3,039,777
Land	787,945
Buildings & Improvements	6,392,126
Total	7,180,071
Costs Capitalized Subsequent to Acquisition	195,459
Land	787,945
Buildings & Improvements	6,587,585
Total	7,375,530
Accumulated Depreciation and Amortization	(303,219)
Net	7,072,311
Dollar General, Bakersfield
Real Estate [Line Items]
Encumbrances	599,756
Land	103,838
Buildings & Improvements	1,114,728
Total	1,218,566
Costs Capitalized Subsequent to Acquisition	139,468
Land	103,838
Buildings & Improvements	1,254,196
Total	1,358,034
Accumulated Depreciation and Amortization	(50,969)
Net	1,307,065
Gap
Real Estate [Line Items]
Encumbrances	3,569,990
Land	2,076,754
Buildings & Improvements	5,715,144
Total	7,791,898
Costs Capitalized Subsequent to Acquisition	946,755
Land	2,076,754
Buildings & Improvements	6,661,899
Total	8,738,653
Accumulated Depreciation and Amortization	(479,306)
Net	8,259,347
L-3 Communications
Real Estate [Line Items]
Encumbrances	5,185,929
Land	3,552,878
Buildings & Improvements	8,099,339
Total	11,652,217
Costs Capitalized Subsequent to Acquisition	433,675
Land	3,552,878
Buildings & Improvements	8,533,014
Total	12,085,892
Accumulated Depreciation and Amortization	(470,823)
Net	11,615,069
Sutter Health
Real Estate [Line Items]
Encumbrances	13,879,655
Land	2,443,240
Buildings & Improvements	26,690,356
Total	29,133,596
Costs Capitalized Subsequent to Acquisition	2,038,069
Land	2,443,240
Buildings & Improvements	28,728,425
Total	31,171,665
Accumulated Depreciation and Amortization	(1,080,349)
Net	30,091,316
Walgreens
Real Estate [Line Items]
Encumbrances	3,172,846
Land	1,832,430
Buildings & Improvements	3,512,156
Total	5,344,586
Costs Capitalized Subsequent to Acquisition	214,801
Land	1,832,430
Buildings & Improvements	3,726,957
Total	5,559,387
Accumulated Depreciation and Amortization	(132,961)
Net	$ 5,426,426